OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUED LIABILITIES [abstract]
Schedule of other payables and accrued liabilities
	2019*	2020*

Accrued payroll and welfare payable	2,128	1,765
Accrued expenses	1,527	589
Special oil gain levy payable	327	-
Royalties payable	81	136
Provision for dismantlement (note 29)	1,439	916
Deferred consideration to Arctic LNG 2 LLC	5,720	-
Other payables	8,361	8,733
	19,583	12,139

*    These amounts include balances with related parties.